ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $131,491 and $128,157 as of March 31, 2024 and December 31, 2023, respectively. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 7), credit cards, and deferred revenue (see Note 6).

	March 31,	December 31,
	2024	2023

Accrued Interest	$47,193	$42,943
Credit Cards	39,784	42,032
Account Payable	25,395	40,176
Deferred Revenue	12,155	-
Payroll Liabilities	3,483	2,609
Other Liabilities	2,840	313
Payroll Tax Liabilities	641	84
Net Balance	$131,491	$128,157

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $128,157 and $112,671 as of December 31, 2023 and December 31, 2022, respectively. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, and deferred revenue (see Note 7).

	December 31,	December 31,
	2023	2022

Accrued Interest	$42,943	$25,978
Credit Cards	42,032	44,473
Account Payable	40,176	-
Payroll Liabilities	2,609	24,206
Other Liabilities	313	424
Payroll Tax Liabilities	84	84
Deferred Revenue	-	17,506
Net Balance	$128,157	$112,671